NOTE 4. PRO FORMA ADJUSTMENTS - Audited Pro Forma Combined Balance Sheet (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Outstanding	102,883,709	94,738,209
Common Stock, Shares, Issued	102,883,709	94,738,209
Quality Industrial Corp [Member]
Current assets
Cash and cash equivalents		$ 3,136
Other current assets		10,958
Total current assets		14,094
Non- Current assets
Investment		82,000,000
Property Plant & Equipment
Capital WIP
Furniture, Fixtures & Office Equipment
Lease Hold Improvements & Building
Right of Use assets
Goodwill
Total other assets		82,000,000
Total Assets		82,014,094
Current liabilities
Accounts payable and accrued liabilities		1,260,220
Other Current Liabilities		81,079,230
Total current liabilities		82,339,450
Long Term liabilities
Convertible Notes		1,100,000
Other long term liabilities
Total Long-Term Liabilities		1,100,000
Stockholders' Equity
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of December 31, 2022, and December 31, 2021, respectively
Common stock; $0.001 par value; 200,000,000 shares authorized; 102,883,709 and 94,738,209 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively		102,886
Additional paid-in capital		12,174,975
Retained Earnings/ accumulated Deficit		(13,703,217)
Minority Interest
Total stockholders' Equity		(1,425,356)
Total liabilities and stockholders' Equity		82,014,094
Quality International Co Ltd Fzc [Member]
Current assets
Cash and cash equivalents		1,309,429
Other current assets		110,278,398
Total current assets		111,587,827
Non- Current assets
Investment
Property Plant & Equipment		1,365,585
Capital WIP		1,884,569
Furniture, Fixtures & Office Equipment		156,370
Lease Hold Improvements & Building		17,390,067
Right of Use assets		11,906,654
Goodwill
Total other assets		32,703,245
Total Assets		144,291,072
Current liabilities
Accounts payable and accrued liabilities		43,289,973
Other Current Liabilities		19,056,696
Total current liabilities		62,346,669
Long Term liabilities
Convertible Notes
Other long term liabilities		28,028,680
Total Long-Term Liabilities		28,028,680
Stockholders' Equity
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of December 31, 2022, and December 31, 2021, respectively
Common stock; $0.001 par value; 200,000,000 shares authorized; 102,883,709 and 94,738,209 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively
Additional paid-in capital		49,255,718
Retained Earnings/ accumulated Deficit		4,660,005
Minority Interest
Total stockholders' Equity		53,915,723
Total liabilities and stockholders' Equity		144,291,072
Pro Forma Adjustments [Member]
Current assets
Cash and cash equivalents
Other current assets
Total current assets
Non- Current assets
Investment		(82,000,000)
Property Plant & Equipment
Capital WIP
Furniture, Fixtures & Office Equipment
Lease Hold Improvements & Building
Right of Use assets
Goodwill		56,387,027
Total other assets		(25,612,973)
Total Assets		(25,612,973)
Current liabilities
Accounts payable and accrued liabilities
Other Current Liabilities
Total current liabilities
Long Term liabilities
Convertible Notes
Other long term liabilities
Total Long-Term Liabilities
Stockholders' Equity
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of December 31, 2022, and December 31, 2021, respectively
Common stock; $0.001 par value; 200,000,000 shares authorized; 102,883,709 and 94,738,209 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively
Additional paid-in capital		(49,255,718)
Retained Earnings/ accumulated Deficit
Minority Interest		23,642,745
Total stockholders' Equity		25,612,973
Total liabilities and stockholders' Equity		(25,612,973)
Pro Forma Combined [Member]
Current assets
Cash and cash equivalents		1,312,565
Other current assets		110,289,356
Total current assets		111,601,921
Non- Current assets
Investment
Property Plant & Equipment		1,365,585
Capital WIP		1,884,569
Furniture, Fixtures & Office Equipment		156,370
Lease Hold Improvements & Building		17,390,067
Right of Use assets		11,906,654
Goodwill		56,387,027
Total other assets		89,090,272
Total Assets		200,692,193
Current liabilities
Accounts payable and accrued liabilities		44,550,194
Other Current Liabilities		100,135,926
Total current liabilities		144,686,119
Long Term liabilities
Convertible Notes		1,100,000
Other long term liabilities		28,028,680
Total Long-Term Liabilities		29,128,680
Stockholders' Equity
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of December 31, 2022, and December 31, 2021, respectively
Common stock; $0.001 par value; 200,000,000 shares authorized; 102,883,709 and 94,738,209 shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively		102,886
Additional paid-in capital		12,174,975
Retained Earnings/ accumulated Deficit		9,043,212
Minority Interest		23,642,745
Total stockholders' Equity		26,877,394
Total liabilities and stockholders' Equity		$ 200,692,193